LEASES	5 Months Ended
Jun. 30, 2023
Leases
LEASES

NOTE 8. LEASES

Rent expense for the three months ended June 30, 2023, and 2022, was $0 and $16,425, respectively. Rent expense for the six months ended June 30, 2023, and 2022, was $0 and $32,510, respectively.

The Company entered into a subleasing agreement in 2021 and realized $0 and $26,340 of sublease income for the six months ended June 30, 2023, and 2022. Both the lease and sublease are netted within the general & administrative line item in the Condensed Statements of Operations. Our current office lease and sublease expired on June 30, 2022.